Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Taxes

(8) Income Taxes

The Company’s effective tax rate (“ETR”) was 41.3% and 30.3% for the three and six months ended June 30, 2018, respectively. The effective tax rate for the three and six months ended June 30, 2018 differs from the statutory federal rate primarily due to foreign income taxes, the tax treatment of income attributable to non-controlling interests, and the exclusion of tax benefits related to losses recorded in certain foreign operations. The income attributable to these non-controlling interests is taxable to EVO, LLC’s individual owners and not to the Company itself. Income tax liabilities are incurred with respect to foreign operations whereas income of EVO, LLC in the U.S. flows through and is taxable to EVO, LLC’s owners, including the Company.

The Company’s deferred tax asset increased from December 31, 2017 to June 30, 2018 primarily based on the recognition of tax benefits reflective of the estimated annual effective tax rate applied to the year to date loss before income taxes.

The Company’s ETR was (238.1)% and (78.8)% for the three and six months ended June 30, 2017, respectively. The effective tax rate for the three and six months ended June 30, 2017 differs from the statutory federal rate primarily due to foreign income taxes. Income tax liabilities are incurred with respect to foreign operations whereas income of EVO, LLC in the U.S. flows through and is taxable to EVO, LLC’s owners.

Management assesses the available evidence to estimate whether sufficient future taxable income will be generated to use existing deferred tax assets. A significant piece of objective, negative evidence evaluated was the cumulative loss incurred over the three-year period ended June 30, 2018 in certain jurisdictions. Such objective evidence limits the ability to consider other subjective evidence such as our projections of future growth. On the basis of this assessment, valuation allowances were established in prior periods to reduce the carrying amount of deferred tax assets to an amount that is more likely than not to be realized in certain European jurisdictions. Release of a valuation allowance would result in the realization of all or a portion of the related deferred tax assets and a decrease to income tax expense for the period in which the release is recorded. Based on our assessment, no material changes to our valuation allowances were recorded during the six months ended June 30, 2018.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform makes broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) the acceleration of expensing certain business assets; (3) further limiting deductibility of executive compensation; (4) additional limitations on the deductibility of interest expense; and (5) limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017.

The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allows the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to provisional estimates and additional impacts from Tax Reform must be recorded as they are identified during the measurement period as provided for in SAB 118. The Company continues to analyze the effects of Tax Reform and will record adjustments and additional impacts from Tax Reform as they are identified during the measurement period as provided for in SAB 118.

Predecessor
Income Taxes

(7) Income taxes

Domestic and foreign (loss) income before income taxes is as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Domestic	$(76,255)	$20,193
Foreign	60,495	54,291

(Loss) income before income taxes	$(15,760)	$74,484

Income tax expense is comprised as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Current:
Foreign	$4,711	$22,193
Federal	306	—
State	57	(105)

Total current income tax expense	5,074	22,088

Deferred:
Foreign	11,294	(5,055)
Federal	220	—
State	—	—

Total deferred income tax expense	11,514	(5,055)

Totals	$16,588	$17,033

The Company’s effective tax rate, as applied to income before income taxes, differ from federal statutory rates as follows for the years ended December 31, 2017 and 2016, respectively:

	2017	2016
Federal statutory rate	—%	—%
State taxes	(0.4)	(0.1)
U.S. Federal tax related to foreign effectively connected income	(3.1)	—
Canadian income tax provision	(0.6)	0.4
Mexico income tax provision	(29.6)	9.1
Undistributed earnings of foreign subsidiaries	(17.9)	2.4
Poland income tax provision	(29.2)	6.7
Czech Republic income tax provision	(1.1)	(0.1)
United Kingdom income tax provision	(0.1)	—
Germany income tax provision	—	(1.8)
Spain income tax provision	(23.2)	6.5

Effective tax rate	(105.2)%	23.1%

As of December 31, 2017 and 2016, primary components of deferred tax items were as follows:

	2017	2016
	(In thousands)
Deferred tax assets:
Net operating losses	$18,157	$14,300
Equipment and improvements	—	1,124
Intangibles	1,958	20,649
Accrued expenses and other temporary differences	4,134	2,216

	24,249	38,289
Valuation allowance	(15,934)	(11,534)

Deferred tax asset	8,315	26,755

Deferred tax liabilities:
Intangibles	—	(11,087)
Accrued tax on unremitted earnings	(5,992)	—
Equipment and improvements	(4,277)	—
Other temporary differences	—	(5,989)

Deferred tax liability	(10,269)	(17,076)

Net	$(1,954)	$9,679

The following table includes the valuation allowance associated with the deferred tax assets including additions recognized as expense in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2017 and 2016.

Valuation allowance
(In thousands)
Beginning balance, January 1, 2016	$10,059
2016 Additions	1,475

December 31, 2016	11,534

2017 Additions	4,400

December 31, 2017	$15,934

The following table includes the total net operating losses carryforwards by country and years which they are available to offset future taxable income as of December 31, 2017:

	Net operating losses	Available years
	(In thousands)
Germany	$48,165	Indefinite
Poland	4,254	2020-2022
United Kingdom	2,891	Indefinite
Ireland	7,808	Indefinite
Czech Republic	2,191	2020-2022